Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Diversified Income Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$83	0.79%
[1]
Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.79%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Diversified Income Fund returned 8.94%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Positive structural duration contributed to performance, benefiting from falling rates especially earlier in the year as U.S. Treasury yields fell across the curve. These gains were sustained despite yield curve steepening in the latter half of the year.

↑	Overweight allocations to investment-grade and high-yield corporate credit were additive to performance as corporate credit spreads tightened over the period.
↑
Within mortgage credit, commercial mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) allocations contributed to performance. Demand for commercial real estate has been resilient in the face of labor market softness, sticky inflation and tariffs impacts. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

↑
Prepayment strategies contributed to performance - namely interest-only and MBS allocations. Agency MBS has outperformed other securitized sectors mainly due to tighter spreads, strong bank demand, and falling mortgage rates.

↑
Emerging markets (EM) exposures contributed to performance. EM assets ended the year on a firm footing, helped by a U.S. Federal Reserve rate cut and supportive financial conditions. Despite a maturing EM easing cycle, the anchoring of longer-term inflation expectations in several countries supported lower bond yields.

Top detractors from performance:
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, swaps and swaptions to manage duration and yield curve positioning. Credit default swaps were used for hedging credit risk, gaining liquid exposure to individual names, hedging market risk and for gaining exposure to specific sectors. In aggregate, these derivatives contributed to performance. Foreign exchange contracts were used to manage currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	8.94	2.08	3.30
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. Treasury Bill Index	4.28	3.18	2.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 100,194,088
Holdings Count | $ / shares	569
Advisory Fees Paid, Amount	$ 535,007
Investment Company Portfolio Turnover	391.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$100,194,088
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	569
Total Management Fee Paid	$535,007
Portfolio Turnover Rate	391%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Albert W. Chan, CFA, Patrick A. Klein, Ph.D., Michael V. Salm and Matthew J. Walkup.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Diversified Income Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$108	1.04%
[3]
Expenses Paid, Amount	$ 108	[3]
Expense Ratio, Percent	1.04%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Diversified Income Fund returned 8.58%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Positive structural duration contributed to performance, benefiting from falling rates especially earlier in the year as U.S. Treasury yields fell across the curve. These gains were sustained despite yield curve steepening in the latter half of the year.

↑	Overweight allocations to investment-grade and high-yield corporate credit were additive to performance as corporate credit spreads tightened over the period.
↑
Within mortgage credit, commercial mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) allocations contributed to performance. Demand for commercial real estate has been resilient in the face of labor market softness, sticky inflation and tariffs impacts. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

↑
Prepayment strategies contributed to performance - namely interest-only and MBS allocations. Agency MBS has outperformed other securitized sectors mainly due to tighter spreads, strong bank demand, and falling mortgage rates.

↑
Emerging markets (EM) exposures contributed to performance. EM assets ended the year on a firm footing, helped by a U.S. Federal Reserve rate cut and supportive financial conditions. Despite a maturing EM easing cycle, the anchoring of longer-term inflation expectations in several countries supported lower bond yields.

Top detractors from performance:
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, swaps and swaptions to manage duration and yield curve positioning. Credit default swaps were used for hedging credit risk, gaining liquid exposure to individual names, hedging market risk and for gaining exposure to specific sectors. In aggregate, these derivatives contributed to performance. Foreign exchange contracts were used to manage currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	8.58	1.81	3.03
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. Treasury Bill Index	4.28	3.18	2.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 100,194,088
Holdings Count | $ / shares	569
Advisory Fees Paid, Amount	$ 535,007
Investment Company Portfolio Turnover	391.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$100,194,088
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	569
Total Management Fee Paid	$535,007
Portfolio Turnover Rate	391%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Albert W. Chan, CFA, Patrick A. Klein, Ph.D., Michael V. Salm and Matthew J. Walkup.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[4]
*	Does not include derivatives, except purchased options, if any.